Subsequent events (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 09, 2026 USD ($) shares	Jan. 27, 2026	Dec. 20, 2024 USD ($) shares	Dec. 31, 2025 USD ($)	Feb. 09, 2026 $ / shares	Feb. 09, 2026 $ / shares	Dec. 20, 2024 $ / shares
Subsequent events
Gross proceeds | $			$ 40,000
Milestone payments made | $				$ 37
Common Shares
Subsequent events
Equity issued in equity offering, net of transaction costs (in shares) | shares			51,420,000
Shares issued, price per share | $ / shares							$ 0.9
Pre-Funded Warrants
Subsequent events
Equity issued in equity offering, net of transaction costs (in shares) | shares			11,865,000
Shares issued, price per share | $ / shares							$ 0.89999
Share transactions
Subsequent events
Share consolidation ratio		0.0833
Gross proceeds | $	$ 57,200
Share transactions | Common Shares
Subsequent events
Equity issued in equity offering, net of transaction costs (in shares) | shares	5,168,019
Shares issued, price per share | $ / shares						$ 10.1
Share transactions | Pre-Funded Warrants
Subsequent events
Equity issued in equity offering, net of transaction costs (in shares) | shares	495,049
Shares issued, price per share | (per share)					$ 13.80999	$ 10.09999
Milestone payment
Subsequent events
Milestone payments made | $				$ 150